Provisions - Contingent liabilities with possible losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contingent liabilities with possible losses
Principal	R$ 45,252	R$ 45,252	R$ 45,470
Fine	178,155	38,630	23,905
Interest	36,780	34,619	47,652
Total	R$ 260,187	118,506	117,029
Income tax and social contribution
Contingent liabilities with possible losses
Percentage of fine on taxes	150.00%
Percentage of isolation fine on taxes	50.00%
Total	R$ 63,805	53,274	53,131
Administrative proceeding claiming the amounts of judicial deposits related to COFINS
Contingent liabilities with possible losses
Principal	1,254	1,254	1,254
Fine	251	251	251
Interest	2,600	2,553	2,516
Total	4,105	4,058	4,021
Administrative proceeding charging the amounts of refund requests for amounts paid in excess to COFINS
Contingent liabilities with possible losses
Principal	3,496	3,496	3,496
Fine	699	699	699
Interest	4,809	4,678	4,576
Total	9,004	8,873	8,771
Tax assessment notices were issued claiming amounts due of PIS and COFINS
Contingent liabilities with possible losses
Principal	10,027	10,027	10,027
Fine	154,414	14,889
Interest			14,563
Total	164,441	24,918	24,590
Tax assessment notice was issued claiming amounts due of COFINS due to alleged underpayment
Contingent liabilities with possible losses
Principal	11,212	11,212	11,212
Fine	8,409	8,409	8,409
Interest	14,537	13,803	13,228
Total	34,158	33,423	32,849
Dismiss its right to offset tax payables with the COFINs credits arising from past payments considered undue
Contingent liabilities with possible losses
Principal	1,367	1,367	1,367
Fine	273	273	273
Interest	834	783	743
Total	2,474	2,424	2,384
Tax assessment notice was issued claiming an isolated fine on amount of tax payable
Contingent liabilities with possible losses
Fine	688	688	688
Interest	185	159	139
Total	873	848	827
Tax assessment notice was issued claiming amounts of COFINS due, plus a fine in year 2013
Contingent liabilities with possible losses
Principal	8,586	8,586	8,804
Fine	6,439	6,439	6,603
Interest	7,408	6,846	6,567
Total	22,433	21,871	21,975
Tax assessment notice was issued claiming amounts of COFINS due, plus a fine in year 2014
Contingent liabilities with possible losses
Principal	9,310	9,310	9,310
Fine	6,982	6,982	6,982
Interest	6,407	5,797	5,320
Total	R$ 22,699	R$ 22,090	R$ 21,612